Note 10 - Other Assets	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of other assets [text block]
10.	Other assets:

(thousands of Canadian dollars)
	2025	2024

Accounts receivable	$7,371	$10,718
Prepaid expenses and other (note 10a)	17,880	14,399
Right-of-use assets (note 10b)	2,424	2,734
Deferred income tax asset (note 16)	4,039	750
Derivative instruments (note 18)	-	20
Investment (note 10d)	953	953

	$32,667	$29,574

a)

The Bank, internally through its DRTC segment, has developed proprietary cybersecurity, banking and financial technology products. Costs associated with the development of these products and services have been capitalized in accordance with IAS 38: Intangible Assets (“IAS 38”). As at October 31, 2025, capitalized costs were $3.1 million ( October 31, 2024 - $2.5 million). Amortization of these costs has not yet commenced as the products and services associated with same remain in the development stage. The Bank conducted an annual test for impairment on the assets that are not yet ready for use. The Bank considered the fair value less carrying value calculation in assessing impairment. The key assumptions underlying the impairment test included: ten years of projected cash flow, a discount rate of 13.1%, an average yearly earnings growth rate of 32% and a terminal growth rate of 1.0%. The Bank did not recognize an impairment charge on these

b)

intangible assets as the recoverable amount exceeded the carrying value of same. Completed projects related to the DRTC segment were classified under intangible assets and totaled $7.1 million as of October 31, 2025 ( October 31, 2024 - $7.1 million).

c)	The right-of-use assets relate to the Bank’s office facility leases. Capitalized leases of $2.4 million at October 31, 2025, is stated net of accumulated amortization of $3.9 million.

For the year ended October 31, 2025, the amortization expense for the right-of-use assets totaled $751,000 (2024 - $695,000).

d)

The Bank has an 7.8% investment in Canada Stablecorp Inc. (“Stablecorp”). The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income (“FVOCI”) at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income. Amounts recorded in other comprehensive income will not be reclassified to profit and loss at a later date.